Reserves - Additional Information (Detail) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of Typical Term Of options issued			seven
Vesting period			three
Trailing period for expected volatility			36 months
Description of share option grants			The Company expenses the fair value of share purchase options that are expected to vest on a straight-line basis over the vesting period using the Black-Scholes option pricing model to estimate the fair value for each option at the date of grant.
Weighted average share price at the time of exercise	$ 189.28	$ 116.13	$ 182.16	$ 112.17
RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			three